UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number: 811-4337

EAGLE CASH TRUST
(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 576-8143

RICHARD J. ROSSI, PRESIDENT
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
FRANCINE J. ROSENBERGER, ESQ.
K&L Gates, LLP
1601 K. Street, NW
Washington, D.C.  20006

Date of fiscal year end:	August 31
Date of Reporting Period:	July 1, 2009 to June 30, 2010

Item 1. Proxy Voting Record.

Eagle Cash Trust – Money Market Fund

Name (Fund Name)	Cusip	Symbol	Desc (Company Name)	Meeting Date	Issue (What Issue was voted on?)	Was this a Shareholder (S), Mgmt (M), or Issuer (I) Proposal?	Was the Fund Vote "with" or "against" Management recommendation	How "The Fund" cast its vote

Eagle Cash Trust - Money Market Fund
No Proxies were voted for this Fund during this time period.

Eagle Cash Trust – Municipal Money Market Fund

Name (Fund Name)	Cusip	Symbol	Desc (Company Name)	Meeting Date	Issue (What Issue was voted on?)	Was this a Shareholder (S), Mgmt (M), or Issuer (I) Proposal?	Was the Fund Vote "with" or "against" Management recommendation	How "The Fund" cast its vote

Eagle Cash Trust - Municipal Money Market Fund
No Proxies were voted for this Fund during this time period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eagle Cash Trust

By:	/s/ J. Cooper Abbott
J. Cooper Abbott
Principal Executive Officer

Date:	August 27, 2010